CONSOLIDATED STATEMENTS OF CASH FLOWS € in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Cash flows used in operating activities
Net loss for the period		€ (147,740)	€ (60,740)	€ (42,452)
Ajustments for:
Elimination of amortization of intangibles and depreciation of property, plant and equipment		707	485	302
Elimination of Impairment loss of goodwill		0	13,632	0
Elimination of retirement benefit obligations		109	143	117
Elimination of share-based compensation expenses		8,179	(1,164)	828
Net gain on sale of treasury shares		(34)	(108)	0
Interest expenses and other financial expenses		24,827	7,028	3,561
Financial income		(2,953)	(288)	0
Effect of unwinding the discount related to advances		(355)	(2)	1,939
Increase/(decrease) in derivatives and liabilities fair value		(1,158)	(10,817)	(2,427)
Forgiveness of Covid 19 conditional advances		0	0	(6,348)
Other		22	(100)	98
Cash flows used in operating activities before change in working capital requirements		(118,395)	(51,933)	(44,381)
Decrease / (increase) in other receivables and other assets		(14,231)	312	(1,977)
Increase / (decrease) in trade payables		31,757	(2,388)	1,141
Increase / (decrease) in tax and social security liabilities		3,821	100	209
Increase / (decrease) in deferred income and other liabilities		(81)	(26)	(41)
Changes in working capital requirements		21,265	(2,002)	(667)
Cash flows used in operating activities		(97,130)	(53,936)	(45,048)
Cash flows used in investing activities
Acquisitions of intangible assets		0	(35)	0
Acquisitions of property, plant and equipment		(265)	(288)	(47)
Advance made to CROs		(1,620)	(12,187)	0
Payments for the acquisition of Prosynergia, incl. related costs, net of cash acquired	[1]	0	(2,913)	(2,176)
Increase in Deposits and other financial assets		(9,351)	(142)	(9)
Decrease in Deposits		741	218	0
Repayment / (disbursement) of the advance made to the Nice CHU		0	3,302	(4,000)
Interest received		2,400	19	0
Cash flows used in investing activities		(8,095)	(12,026)	(6,232)
Cash flows provided by (used in) financing activities
Capital increases		353,377	46,231	69,683
Transaction costs related to capital increase		(28,111)	(3,280)	(4,153)
Warrants subscription		3	3	0
Repayments of KREOS 1&2 bond loans	[2]	(11,635)	(9,410)	(5,537)
Repayments of convertible loan notes		(27,188)	0	0
Net proceeds from convertible loan notes		55,841	0	24,913
Repayment of PGE		(1,250)	0	0
Net proceeds from sale of royalty certificate		0	2,931	0
Net proceeds from sale of treasury shares		10	143	0
Repayments of conditional advances		(110)	(90)	(70)
Payments of the lease liabilities		(529)	(301)	(249)
Interest paid		(5,279)	(4,015)	(1,908)
Other		160	0	0
Cash flows provided by (used in) financing activities		335,290	32,211	82,679
Effect of movements in exchange rates on cash held		(5,072)	0	0
Increase (decrease) in cash and cash equivalents		224,992	(33,751)	31,399
Cash and cash equivalents at the beginning of the year		26,950	60,701	29,302
Cash and cash equivalents at the end of the year		€ 251,942	€ 26,950	€ 60,701

[1]	Prosynergia SARL (or "Prosynergia")
[2]	Kreos Capital V UK Ltd (or "Kreos")